Accounts Receivable	12 Months Ended
Mar. 31, 2024
Accounts Receivable [Abstract]
Accounts receivable

3. Accounts receivable

The Company records revenues and costs on a net basis and the related Trade and other receivables and payables amounts on a gross basis. Trade and other receivables, net of provision for doubtful accounts consist of the following:

	As of March 31,
	2024	2023
Accounts receivable	$14,832	$12,240
Unbilled receivables	4,068	3,578
Less: provision for doubtful accounts	(448)	(454)
Accounts receivable, net	$18,452	$15,364

At March 31, 2024 and 2023, provisions for doubtful accounts receivables were approximately $448 and approximately $454, respectively.